Parent Company - Summary of Condensed Statements of Comprehensive Income (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩) ₩ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares
Interest income
Other		₩ 115,673		₩ 111,031	₩ 81,045
Dividends
Others	[1]	(1,280,617)		(1,121,479)	(1,040,424)
Operating income		3,674,808	$ 2,543,911	4,255,190	3,499,029
Net income before income tax expense		4,090,166	2,831,446	4,222,847	3,517,453
Income tax income(loss)		862,658	597,180	1,051,378	890,559
Net income		3,227,508	2,234,266	3,171,469	2,626,894
Other comprehensive income(loss), net of tax		176,770	122,370	382,719	663,537
Total comprehensive income		₩ 3,404,278	$ 2,356,636	₩ 3,554,188	₩ 3,290,431
Basic earnings per share | (per share)		₩ 4,052	$ 2,805	₩ 3,950	₩ 3,230
Diluted earnings per share | (per share)		₩ 4,052	$ 2,805	₩ 3,950	₩ 3,230
Parent company
Interest income
Bank subsidiaries		₩ 27,356		₩ 51,778	₩ 63,806
Other		940		0	786
Dividends
Bank subsidiaries		1,352,524		1,131,996	1,372,572
Non-bank subsidiaries		95,962		76,526	110,384
Others		(182,067)		(136,999)	(122,878)
Operating income		1,294,715		1,123,301	1,424,670
Non-operating loss		(170,511)		(147)	(1,043)
Net income before income tax expense		1,124,204		1,123,154	1,423,627
Income tax income(loss)		2,836		178	881
Net income		1,127,040		1,123,332	1,424,508
Other comprehensive income(loss), net of tax		3,562		9,138	18,916
Total comprehensive income		₩ 1,130,602		₩ 1,132,470	₩ 1,443,424
Basic earnings per share | ₩ / shares		₩ 1,326		₩ 1,296	₩ 1,754
Diluted earnings per share | ₩ / shares		₩ 1,326		₩ 1,296	₩ 1,754

[1]	Other expenses include 22,349 million Won, 28,509 million Won and 32,495 million Won for intangible asset amortization cost for the years ended December 31, 2023, 2024 and 2025 respectively. In addition, it includes 462,394 million Won, 587,148 million Won and 629,079 million Won for lease depreciation cost for the years ended December 31, 2023, 2024 and 2025, respectively.